Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of transactions with related parties
	Six months ended June 30,			Three months ended June 30,
	2017		2016	2017		2016

Research and development expenses (1)		$9	$128		$8	$43

General and administrative expenses (1)	$	-*)	$6	$	*)	$2

Finance expenses, net (1) (2)		$202	$56		$84	$29

*)	Representing an amount less than $1

	Year ended December 31,
	2016	2015

Research and development expenses (1)	$199	$812

General and administrative expenses (1)	$8	$29

Finance expenses, net (1) (2)	$278	$86

(1)	Related to Service Agreement (see also Note 1b2).
(2)	Related to Investment in Parent Company (see also Notes 2e and Note 5).

Schedule of balances with related parties
	June 30,	December 31,
	2017	2016

Parent Company (1)	$(4,758)	$(4,459)

Investment in Parent Company (2)	$393	$530

Other account payables and accrued expenses (1)	$(175)	$(175)

(1)	Related to Service Agreement (see also Note 1b2).
(2)	Related to Investment in Parent Company.

	December 31,
	2016	2015

Parent Company (1)	$(4,459)	$(3,690)

Investment in Parent Company (2)	$530	$658

Other account payables and accrued expenses (1)	$(175)	$(175)

(1)	Related to Service Agreement (see also Note 1b2).
(2)	Related to Investment in Parent Company (see also Notes 2e and Note 5).